Quarterly Operating Results (Unaudited) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Line Items]
Severance and other restructuring costs	$ 11,700	$ 12,800	$ 5,900	$ 8,400	$ 13,600	$ 14,100	$ 4,900	$ 14,600	$ 38,770	$ 47,170	$ 70,827
Royalty revenues	$ 10,300
Tripwire [Member]
Quarterly Financial Data [Line Items]
Compensation expense								$ 9,200		$ 9,200